General and Administrative Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
General and Administrative Costs
General and administrative expense	€ 4,914	€ 4,816	€ 8,766	€ 8,050